Acquisition of Non-Controlling Interests - Additional Information (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Business Acquisition [Line Items]
Payment to acquire business gross	¥ 10,711
Cash consideration of minority interest	4,000
Net assets value of minority	6,711
Cash	2,920
Cash outflow for the acquisition	¥ 6,920
EHang Egret GD [Member]
Business Acquisition [Line Items]
Business combination step acquistion equity interest in acquiree including subsequent acquisition percentage	100.00%
EHang Egret GD [Member] | EH Kashi Ehang Egret Media Technology Co Ltd Ehang Egret Ks [Member]
Business Acquisition [Line Items]
Percentage of indirect ownership	60.00%
Business combination equity interest disposed off	60.00%
EHang GZ [Member] | EHang Egret GD [Member]
Business Acquisition [Line Items]
Business combination step acquistion equity interest in the acquiree percentage	60.00%
Business combination percentage of voting interests acquired	40.00%